Calvert
Emerging Markets Equity Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Brazil — 4.8%
BB Seguridade Participacoes S.A.	10,785,867	$ 61,728,458
Duratex S.A.	11,125,141	41,163,249
Hapvida Participacoes e Investimentos S.A.(1)	15,947,180	47,048,246
WEG S.A.	3,036,100	44,341,735
		$ 194,281,688
China — 23.6%
Aier Eye Hospital Group Co., Ltd., Class A	3,591,170	$ 41,149,577
Alibaba Group Holding, Ltd.(2)	3,140,024	91,326,038
Alibaba Group Holding, Ltd. ADR(2)	579,836	134,945,232
Autohome, Inc. ADR(3)	445,122	44,343,054
Baozun, Inc. ADR(2)(3)	1,877,111	64,478,763
China Communications Services Corp., Ltd., Class H	82,007,457	36,227,801
China Mengniu Dairy Co., Ltd.	14,486,310	87,340,086
China Merchants Bank Co., Ltd., Class H	3,264,000	20,648,206
Gree Electric Appliances, Inc. of Zhuhai, Class A	8,086,012	76,642,975
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,290,469	56,556,533
NARI Technology Co., Ltd., Class A	24,123,871	98,188,821
Shenzhen International Holdings, Ltd.	32,143,373	51,934,203
Tencent Holdings, Ltd.	2,196,096	158,017,384
		$961,798,673
Egypt — 0.3%
Commercial International Bank Egypt SAE	3,347,740	$12,646,485
		$12,646,485
Hong Kong — 7.3%
AIA Group, Ltd.	8,032,733	$97,887,837
Alibaba Health Information Technology, Ltd.(2)	13,210,000	39,101,818
Samsonite International S.A.(1)(2)	32,048,132	56,920,694
Techtronic Industries Co., Ltd.	7,348,790	105,039,351
		$298,949,700
Hungary — 1.0%
Richter Gedeon Nyrt	1,607,039	$40,329,548
		$40,329,548
India — 12.4%
Bajaj Finance, Ltd.	689,741	$50,006,015
Bharat Forge, Ltd.	6,067,578	43,661,294
Container Corp. of India, Ltd.	5,549,681	30,271,633
HCL Technologies, Ltd.	3,250,651	42,201,015
HDFC Bank, Ltd. ADR(2)	1,158,852	83,738,646
Hero MotoCorp, Ltd.	1,033,071	43,972,523
ICICI Bank, Ltd.(2)	9,358,703	68,683,096
Motherson Sumi Systems, Ltd.	23,176,740	52,524,965
Security	Shares	Value
India (continued)
SBI Life Insurance Co., Ltd.(1)(2)	3,700,437	$ 45,757,222
Tech Mahindra, Ltd.	3,257,471	43,573,481
		$ 504,389,890
Indonesia — 3.5%
Bank Central Asia Tbk PT	22,587,500	$ 54,447,837
Bank Rakyat Indonesia Persero Tbk PT	152,360,044	45,297,127
Unilever Indonesia Tbk PT	79,002,100	41,350,074
		$ 141,095,038
Mexico — 3.8%
Grupo Financiero Banorte SAB de CV, Class O(2)	17,414,775	$95,958,696
Wal-Mart de Mexico SAB de CV	20,908,931	58,735,609
		$154,694,305
Peru — 1.5%
Credicorp, Ltd.	369,134	$60,545,359
		$60,545,359
Russia — 5.0%
Mail.ru Group, Ltd. GDR(2)	1,752,248	$45,922,136
Polymetal International PLC	1,859,742	42,811,649
Yandex NV, Class A(2)	1,651,423	114,906,012
		$203,639,797
South Africa — 3.8%
Prosus NV(2)(3)	1,428,338	$156,288,732
		$156,288,732
South Korea — 13.8%
KB Financial Group, Inc.	1,792,793	$71,204,382
LG Household & Health Care, Ltd.	51,417	76,741,087
NCSoft Corp.	60,396	51,853,057
Samsung Electronics Co., Ltd.	4,863,973	363,219,461
		$563,017,987
Sweden — 1.7%
Epiroc AB, Class A	3,905,958	$70,989,690
		$70,989,690
Taiwan — 14.7%
Accton Technology Corp.	6,943,000	$78,280,192
Advantech Co., Ltd.	3,634,113	45,366,025
Chipbond Technology Corp.	16,650,000	39,419,403
Delta Electronics, Inc.	14,025,000	131,525,568
LandMark Optoelectronics Corp.	3,389,900	34,192,945
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,485,066	270,971,597
		$599,755,730

Calvert
Emerging Markets Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Turkey — 0.6%
BIM Birlesik Magazalar AS	2,557,299	$ 25,865,804
		$ 25,865,804
United Arab Emirates — 0.0%
NMC Health PLC(2)(3)(4)	2,704,917	$ 0
		$ 0
Total Common Stocks (identified cost $2,881,603,042)		$3,988,288,426

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(5)(6)	$5,170	$ 4,983,777
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(6)(7)	43	41,157
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(6)(7)	56	46,440
Total High Social Impact Investments (identified cost $5,269,000)		$ 5,071,374

Short-Term Investments — 2.4%

Other — 2.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(8)	87,522,636	$ 87,531,388
Total Other (identified cost $87,531,388)		$ 87,531,388

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(9)	8,173,228	$ 8,173,228
Total Securities Lending Collateral (identified cost $8,173,228)		$ 8,173,228
Total Short-Term Investments (identified cost $95,704,616)		$ 95,704,616

Total Investments — 100.3% (identified cost $2,982,576,658)	$4,089,064,416
Other Assets, Less Liabilities — (0.3)%	$ (11,500,610)
Net Assets — 100.0%	$4,077,563,806

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $149,726,162 or 3.7% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $52,692,766 and the total market value of the collateral received by the Fund was $53,580,793, comprised of cash of $8,173,228 and U.S. government and/or agencies securities of $45,407,565.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $5,071,374, which represents 0.1% of the net assets of the Fund as of December 31, 2020.
(7)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(9)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	25.7%
Financials	18.8
Consumer Discretionary	17.7
Industrials	10.7
Communication Services	10.2
Consumer Staples	7.1
Health Care	5.5
Materials	2.1
High Social Impact Investments	0.1
Total	97.9%

Calvert
Emerging Markets Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	43,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	56,000

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

Calvert
Emerging Markets Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $92,515,165, which represents 2.3% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 7,429,013	$ —	$ (7,466,870)	$ —	$ 37,857	$ —	$23,334	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	5,170,000	—	—	(186,223)	4,983,777	3,447	5,170,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	55,663,250	223,912,326	(192,044,188)	(4,581)	4,581	87,531,388	23,011	87,522,636
Totals				$(4,581)	$(143,785)	$92,515,165	$49,792

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Brazil	$—	$194,281,688	$—	$194,281,688
China	243,767,049	718,031,624	—	961,798,673
Egypt	—	12,646,485	—	12,646,485
Hong Kong	—	298,949,700	—	298,949,700
Hungary	—	40,329,548	—	40,329,548
India	83,738,646	420,651,244	—	504,389,890
Indonesia	—	141,095,038	—	141,095,038
Mexico	154,694,305	—	—	154,694,305
Peru	60,545,359	—	—	60,545,359
Russia	114,906,012	88,733,785	—	203,639,797
South Africa	—	156,288,732	—	156,288,732
South Korea	—	563,017,987	—	563,017,987
Sweden	—	70,989,690	—	70,989,690
Taiwan	270,971,597	328,784,133	—	599,755,730
Turkey	—	25,865,804	—	25,865,804
United Arab Emirates	—	—	0	0
Total Common Stocks	$928,622,968	$3,059,665,458(2)	$0	$3,988,288,426
High Social Impact Investments	$—	$5,071,374	$—	$5,071,374

Calvert
Emerging Markets Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Other	$—	$87,531,388	$—	$87,531,388
Securities Lending Collateral	8,173,228	—	—	8,173,228
Total Investments	$936,796,196	$3,152,268,220	$0	$4,089,064,416

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.